ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	June 30,	December 31,
	2022	2021
Share subscription facility commitment fees	$1,200,000	$800,000
Accrued research and development	747,645	388,997
Bonus accrual	302,519	610,000
Professional fees	242,050	138,086
Accrued scientific advisory board fees	60,032	60,032
Consultant stock compensation expenses	-	1,342,479
Other accrued liabilities	118,345	67,939
Total accrued expenses and other liabilities	$2,670,591	$3,407,533

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2021	2020
Share subscription facility commitment fees	$800,000	$-
Professional fees	138,086	-
Accrued research and development	388,997	72,906
Accrued scientific advisory board fees	60,032	60,032
Consultant compensation expenses	1,342,479	-
Bonus accrual	610,000	-
Deferred grant revenue	-	159,047
Other accrued liabilities	67,939	52,807
Total accrued expenses and other liabilities	$3,407,533	$344,792

SCHEDULE OF OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	June 30,	December 31,
	2022	2021
Share subscription facility commitment fees	$-	$349,202
Liability classified warrants	360,797	3,303,588
Total other long-term liabilities	$360,797	$3,652,790

Other long-term liabilities consisted of the following:

	December 31,
	2021	2020
Share subscription facility commitment fees	$349,202	$-
Liability classified warrants	3,303,588	-
Total other long-term liabilities	$3,652,790	$-